Property, plant and equipment (Schedule of Property, Plant and Equipment) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning		$ 557,170		$ 517,403
Depreciation	[1]	(102,884)		(92,663)		$ (75,075)
Acquisitions (Note 36.4)				54,929
Assets held for sale (Note 36.2)				(163,544)
Property, plant and equipment at year-end		567,788		557,170		517,403
Oil and gas properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning		358,152		334,970
Depreciation		(83,276)		(72,130)		(57,725)
Acquisitions (Note 36.4)				52,925
Assets held for sale (Note 36.2)				(163,544)
Property, plant and equipment at year-end		363,131		358,152		334,970
Furniture, equipment and vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning		4,387		3,482
Acquisitions (Note 36.4)				254
Assets held for sale (Note 36.2)				0
Property, plant and equipment at year-end		4,400		4,387		3,482
Production facilities and machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning		68,390		71,164
Acquisitions (Note 36.4)				1,616
Assets held for sale (Note 36.2)				0
Property, plant and equipment at year-end		77,460		68,390		71,164
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning		5,652		5,429
Depreciation	[1]	(804)		(996)		(844)
Acquisitions (Note 36.4)				134
Assets held for sale (Note 36.2)				0
Property, plant and equipment at year-end		5,174		5,652		5,429
Construction in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning		60,597		37,990
Acquisitions (Note 36.4)				0
Assets held for sale (Note 36.2)				0
Property, plant and equipment at year-end		69,587		60,597		37,990
Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning		59,992		64,368
Acquisitions (Note 36.4)				0
Assets held for sale (Note 36.2)				0
Property, plant and equipment at year-end		48,036		59,992		64,368
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning		1,039,495		1,062,017		944,263
Additions		140,749		121,429		125,359
Currency translation differences		(4,560)		(13,466)		(1,470)
Disposals		262		463		301
Write-off / Impairment loss		(25,849)	[2]	(21,407)	[3]	(5,834)	[4]
Transfers		0		0		0
Assets held for sale (Note 36.2)		2,813
Property, plant and equipment at year-end		1,152,386		1,039,495		1,062,017
Gross carrying amount [member] | Oil and gas properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning		717,510		776,504		692,241
Additions		14,696				7,997
Retirements, property, plant and equipment				5,753
Currency translation differences		(3,022)		(11,525)		(1,142)
Disposals		0		0		0
Write-off / Impairment loss		(7,559)	[2]	5,109	[3]	0	[4]
Transfers		83,010		63,794		77,408
Assets held for sale (Note 36.2)		26,302
Property, plant and equipment at year-end		830,937		717,510		776,504
Gross carrying amount [member] | Furniture, equipment and vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning		17,748		15,398		14,357
Additions		2,052		1,706		954
Currency translation differences		(414)		(130)		(12)
Disposals		102		46		112
Write-off / Impairment loss		0	[2]	0	[3]	0	[4]
Transfers		265		566		211
Assets held for sale (Note 36.2)		0
Property, plant and equipment at year-end		19,549		17,748		15,398
Gross carrying amount [member] | Production facilities and machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning		172,094		157,396		132,413
Additions		381		0		0
Currency translation differences		(561)		(884)		(147)
Disposals		101		417		0
Write-off / Impairment loss		0	[2]	(120)	[3]	0	[4]
Transfers		24,183		14,503		25,130
Assets held for sale (Note 36.2)		(23,489)
Property, plant and equipment at year-end		172,507		172,094		157,396
Gross carrying amount [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning		11,554		10,361		10,553
Additions		159		0		0
Currency translation differences		(8)		(30)		(3)
Disposals		0		0		189
Write-off / Impairment loss		0	[2]	0	[3]	0	[4]
Transfers		65		1,089		0
Assets held for sale (Note 36.2)		0
Property, plant and equipment at year-end		11,770		11,554		10,361
Gross carrying amount [member] | Construction in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning		60,597		37,990		32,926
Additions		96,012		81,961		66,953
Currency translation differences		(106)		(15)		(62)
Disposals		0		0		0
Write-off / Impairment loss		0	[2]	(7)	[3]	0	[4]
Transfers		(86,916)		(59,332)		(61,827)
Assets held for sale (Note 36.2)		0
Property, plant and equipment at year-end		69,587		60,597		37,990
Gross carrying amount [member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning		59,992		64,368		61,773
Additions		27,449		43,515		49,455
Currency translation differences		(449)		(882)		(104)
Disposals		59		0		0
Write-off / Impairment loss		(18,290)	[2]	(26,389)	[3]	(5,834)	[4]
Transfers		(20,607)		(20,620)		(40,922)
Assets held for sale (Note 36.2)		0
Property, plant and equipment at year-end		48,036		59,992		64,368
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning		(482,325)		(544,614)		(470,617)
Currency translation differences		3,305		6,747		967
Depreciation		(102,884)		(92,663)		(75,075)
Disposals		(119)		(191)		(111)
Assets held for sale (Note 36.2)		(2,813)		148,014
Property, plant and equipment at year-end		(584,598)		(482,325)		(544,614)
Accumulated depreciation, amortisation and impairment [member] | Oil and gas properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning		(359,358)		(441,534)		(384,739)
Currency translation differences		2,492		6,292		930
Depreciation		(83,276)		(72,130)		(57,725)
Disposals		0		0		0
Assets held for sale (Note 36.2)		(27,664)		148,014
Property, plant and equipment at year-end		(467,806)		(359,358)		(441,534)
Accumulated depreciation, amortisation and impairment [member] | Furniture, equipment and vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning		(13,361)		(11,916)		(10,049)
Currency translation differences		223		92		8
Depreciation		(2,096)		(1,579)		(1,948)
Disposals		(85)		(42)		(73)
Assets held for sale (Note 36.2)		0		0
Property, plant and equipment at year-end		(15,149)		(13,361)		(11,916)
Accumulated depreciation, amortisation and impairment [member] | Production facilities and machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning		(103,704)		(86,232)		(71,698)
Currency translation differences		480		337		24
Depreciation		(16,708)		(17,958)		(14,558)
Disposals		(34)		(149)		0
Assets held for sale (Note 36.2)		24,851		0
Property, plant and equipment at year-end		(95,047)		(103,704)		(86,232)
Accumulated depreciation, amortisation and impairment [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning		(5,902)		(4,932)		(4,131)
Currency translation differences		110		26		5
Depreciation		(804)		(996)		(844)
Disposals		0		0		(38)
Assets held for sale (Note 36.2)		0		0
Property, plant and equipment at year-end		(6,596)		(5,902)		(4,932)
Accumulated depreciation, amortisation and impairment [member] | Construction in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning		0		0		0
Currency translation differences		0		0		0
Depreciation		0		0		0
Disposals		0		0		0
Assets held for sale (Note 36.2)		0		0
Property, plant and equipment at year-end		0		0		0
Accumulated depreciation, amortisation and impairment [member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning		0		0		0
Currency translation differences		0		0		0
Depreciation		0		0		0
Disposals		0		0		0
Assets held for sale (Note 36.2)		0		0
Property, plant and equipment at year-end		$ 0		$ 0		$ 0

[1]	Depreciation without considering capitalized costs for oil stock included in Inventories nor depreciation of right-of-use assets.
[2]	Corresponds to nine unsuccessful exploratory wells, four wells drilled in Colombia (Tiple, Llanos 34 and Llanos 32 Blocks), two wells drilled in Brazil (POT-T747 and POT-T619 Blocks) and three wells drilled in Argentina (Puelen Block). The charge also includes the write-off of a well and other exploration costs incurred in the Fell Block (Chile) in previous years and other exploration costs incurred in the VIM3 Block (Colombia), and POT-T882 and REC-T93 Blocks (Brazil), for which no additional work would be performed.
[3]	Corresponds to five unsuccessful exploratory wells, one well drilled in Colombia (Llanos 34 Block), one well drilled in Brazil (REC-T94 Block) and three non-operated wells drilled in Argentina (Puelen and Sierra del Nevado Blocks) in 2017. The charge also includes the loss generated by the write-off of the seismic cost for Campanario and Isla Norte Blocks in Chile generated by the relinquishment of 327 sq. km in 2017.
[4]	Corresponds to the effect of change in estimate of assets retirement obligations.